Shareholder's Equity - Use of Proceeds (Detail) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	May 25, 2018	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Shareholders' Equity
Repayment of debt			$ 623,732	$ 413,553
Remaining net proceeds used for working capital and general corporate purposes		$ 600
Sterling Payment Technologies, LLC
Shareholders' Equity
Payment of deferred purchase price		52,600
Term loan | Second lien senior secured credit facility
Shareholders' Equity
Repayment of debt	$ 178,200	178,200
IPO
Shareholders' Equity
Net proceeds from issuance of common stock		231,500
Other offering costs		$ 10,300